COMMITMENTS AND CONTINGENT LIABILITIES (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 18: COMMITMENTS AND CONTINGENT LIABILITIES

The Company is unable to predict the final outcome of the following matters based on the information currently available except as otherwise noted. However, the Company does not believe that the resolution of any of these matters will have a material adverse effect upon our competitive position, results of operations, cash flows or financial condition.

Environmental.  The Company’s operations are subject to environmental regulation by various authorities.  We have accrued for the costs of environmental remediation activities, including but not limited to investigatory, remediation, operating and maintenance costs and performance guarantees, and we periodically reassess these amounts.  Management believes that the likelihood of incurring losses materially in excess of the amounts accrued is remote.  As of September 30, 2020 and December 31, 2019, the outstanding liability for environmental obligations was $233 million and $217 million, respectively, of which $13 million and $14 million, respectively, is included in Accrued liabilities and $220 million and $203 million, respectively, is included in Other long-term liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet.

Legal Proceedings.  Asbestos Matters – The Company and its consolidated subsidiaries have been named as defendants in lawsuits alleging personal injury as a result of exposure to asbestos allegedly integrated into certain Carrier products or business premises.  While the Company has never manufactured asbestos and no longer incorporates it into any currently-manufactured products, certain products that Carrier no longer manufactures contained components incorporating asbestos. A substantial majority of these asbestos-related claims have been dismissed without payment or were covered in full or in part by insurance or other forms of indemnity. Additional cases were litigated and settled without any insurance reimbursement. The amounts involved in asbestos-related claims were not material individually or in the aggregate in any period.

The amounts recorded for asbestos-related liabilities are based on currently available information and assumptions that we believe are reasonable and are made with input from outside actuarial experts. As of September 30, 2020, the estimated range of liability to resolve all pending and unasserted potential future asbestos claims through 2059 is approximately $250 million to $290 million. Where no amount within a range of estimates is more likely, the minimum is accrued. We have recorded the minimum amount of $250 million and $255 million, which is principally recorded in Other long-term liabilities on the Unaudited Condensed Consolidated Balance Sheet, as of September 30, 2020 and December 31, 2019, respectively.  These amounts are undiscounted and exclude the Company’s legal fees to defend the asbestos claims, which are expensed as incurred.  In addition, the Company has recorded an insurance recovery receivable for probable asbestos-related recoveries of approximately $104 million and $104 million, which is included primarily in Other assets on the Unaudited Condensed Consolidated Balance Sheet, as of September 30, 2020 and December 31, 2019, respectively.

UTC Equity Awards Conversion Litigation. On August 12, 2020, several former employees of UTC or its subsidiaries filed a putative class action complaint in the United States District Court for the District of Connecticut against UTC, Carrier, and Otis, the former members of the UTC Board of Directors, and the members of the Carrier and Otis Boards of Directors (Geraud Darnis, et al. v. Raytheon Technologies Corporation, et al.). The complaint challenges the method by which UTC equity awards were converted to UTC, Carrier, and Otis equity awards following the separation of UTC into three independent, publicly traded companies on April 3, 2020. The complaint claims that the defendants are liable for breach of certain equity compensation plans and for breach of fiduciary duty, and also asserts claims under certain provisions of Employee Retirement Income Security Act of 1974 ("ERISA"). Carrier believes that the claims against the Company are without merit.

Income Taxes.  As described in Note 1 – Description of the Business, under the TMA the Company is responsible to UTC for its share of the TCJA transition tax associated with foreign undistributed earnings as of December 31, 2017.  As of September 30, 2020, a liability of $72 million, primarily related to our share of TCJA transition tax associated with foreign undistributed earnings is included within Other long-term liabilities on the accompanying Unaudited Condensed Consolidated Balance Sheet.  We believe that the likelihood of incurring losses materially in excess of this amount is remote.

Other. As described in Note 16 – Guarantees, the Company extends performance and operating cost guarantees beyond the normal warranty and service policies for extended periods on some of its products.  The Company typically accrues its estimate of the liability that may result under these guarantees and for service costs that are probable and can be reasonably estimated.

The Company has other commitments and contingent liabilities related to legal proceedings, self-insurance programs and matters arising in the ordinary course of business.  The Company accrues for contingencies generally based upon a range of possible outcomes.  If no amount within the range is a better estimate than any other, the Company accrues the minimum amount.

In the ordinary course of business, Carrier is routinely a defendant in, party to or otherwise subject to pending and threatened legal actions, claims, disputes and proceedings.  These matters are often based on alleged violations of contract, product liability, warranty, regulatory, environmental, health and safety, employment, intellectual property, tax and other laws.  In some of these proceedings or instances, claims for substantial monetary damages are asserted against the Company and its subsidiaries and could result in fines, penalties, compensatory or treble damages or non-monetary relief. We do not believe that these matters will have a material adverse effect upon our competitive position, results of operations, cash flows or financial condition.

NOTE 20: CONTINGENT LIABILITIES

Except as otherwise noted, while the Business is unable to predict the final outcome, based on information currently available, the Business does not believe that resolution of any of the following matters will have a material adverse effect upon the Business’ competitive position, results of operations, cash flows or financial condition.

Environmental. The Business’ operations are subject to environmental regulation by authorities with jurisdiction over its operations. As described in Note 3 to the Combined Financial Statements, the Business has accrued for the costs of environmental remediation activities, including but not limited to investigatory, remediation, operating and maintenance costs and performance guarantees, and periodically reassesses these amounts. Management believes that the likelihood of incurring losses materially in excess of amounts accrued is remote. As of December 31, 2019 and 2018, the outstanding liability for environmental obligations was $217 million and $215 million, respectively, of which $14 million and $15 million is included in Accrued liabilities and $203 million and $200 million is included in Other long-term liabilities in the accompanying Combined Balance Sheets.

Legal Proceedings. Asbestos Matters — The Business and its combined subsidiaries have been named as defendants in lawsuits alleging personal injury as a result of exposure to asbestos integrated into certain of Carrier’s products or business premises. While the Business has never manufactured asbestos and no longer incorporates it in any currently-manufactured products, certain of Carrier’s historical products, have contained components incorporating asbestos. A substantial majority of these asbestos-related claims have been dismissed without payment or were covered in full or in part by insurance or other forms of indemnity. Additional cases were litigated and settled without any insurance reimbursement. The amounts involved in asbestos related claims were not material individually or in the aggregate in any year.

The amounts recorded for asbestos-related liabilities are based on currently available information and assumptions that we believe are reasonable and are made with input from outside actuarial experts. The estimated range of total liabilities to resolve all pending and unasserted potential future asbestos claims through 2059 is approximately $255 million to $290 million. Where no amount within a range of estimates is more likely, the minimum is accrued. We have recorded the minimum amount of $255 million, which is principally recorded in Other long-term liabilities on the Combined Balance Sheet as of December 31, 2019. This amount is on a pre-tax basis, not discounted, and excludes the Business’ legal fees to defend the asbestos claims, which will continue to be expensed by the Business as they are incurred. In addition, the Business has an insurance recovery receivable for probable asbestos related recoveries of approximately $104 million, which is included primarily in Other assets on the Combined Balance Sheet as of December 31, 2019.

Other. As described in Note 18 to the Combined Financial Statements, the Business extends performance and operating cost guarantees beyond the normal warranty and service policies for extended periods on some of the products. The Business typically accrues its estimate of the liability that may result under these guarantees and for service costs that are probable and can be reasonably estimated. For further discussion and rollforward related warranties, see Note 18 — Guarantees.

The Business also has other commitments and contingent liabilities related to legal proceedings and matters arising out of the ordinary course of business. The Business accrues contingencies based upon a range of possible outcomes. If no amount within this range is a better estimate than any other, then the Business accrues the minimum amount.

In the ordinary course of business, Carrier is also routinely a defendant in, party to or otherwise subject to many pending and threatened legal actions, claims, disputes and proceedings. These matters are often based on alleged violations of contract, product liability, warranty, regulatory, environmental, health and safety, employment, intellectual property, tax and other laws. In some of these proceedings, claims for substantial monetary damages are asserted against the Business and its subsidiaries and could result in fines, penalties, compensatory or treble damages or non-monetary relief. The Business does not believe that these matters will have a material adverse effect upon its competitive position, results of operations, cash flows or financial condition.